CAPITAL AND FINANCIAL RISK MANAGEMENT - Energy price risk (Details) - Energy price risk - Energy swap contracts $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
CAPITAL AND FINANCIAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase in price Effect on OCI before taxes, gain (loss)	$ 8.3
Decrease in price Effect on OCI before taxes, gain (loss)	$ (8.3)